Note 21 - Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment (IFRS 16) [Domain Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	€ 5,536
Property and equipment, end of period	6,103	€ 5,536
Property and Equipment (IFRS 16) [Domain Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	11,737	11,058
Changes in the group of consolidated companies	0	(1)
Additions	1,308	804
Transfers	171	451
Reclassifications (to)/from "held for sale"	(19)	(241)
Disposals	535	578
Exchange rate changes	201	244
Property and equipment, end of period	12,863	11,737
Property and Equipment (IFRS 16) [Domain Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	6,201	5,510
Changes in the group of consolidated companies	0	(1)
Depreciation	922	991
Transfers	89	85
Reclassifications (to)/from "held for sale"	(15)	(191)
Disposals	486	436
Exchange rate changes	60	103
Impairment losses	11	158
Reversals of impairment losses	21	18
Accumulated depreciation and impairment, end of period	6,760	6,201
Owner occupied properties [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	226
Property and equipment, end of period	217	226
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	514	587
Changes in the group of consolidated companies	0	(1)
Additions	0	0
Transfers	0	58
Reclassifications (to)/from "held for sale"	0	(131)
Disposals	11	0
Exchange rate changes	(1)	1
Property and equipment, end of period	503	514
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	288	317
Changes in the group of consolidated companies	0	(1)
Depreciation	13	16
Transfers	0	57
Reclassifications (to)/from "held for sale"	0	(115)
Disposals	11	0
Exchange rate changes	(1)	1
Impairment losses	1	12
Reversals of impairment losses	4	0
Accumulated depreciation and impairment, end of period	286	288
Furniture and equipment [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	423
Property and equipment, end of period	412	423
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,283	2,343
Changes in the group of consolidated companies	0	0
Additions	94	113
Transfers	109	(8)
Reclassifications (to)/from "held for sale"	(7)	(16)
Disposals	72	187
Exchange rate changes	27	38
Property and equipment, end of period	2,434	2,283
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,860	1,856
Changes in the group of consolidated companies	0	0
Depreciation	141	140
Transfers	61	16
Reclassifications (to)/from "held for sale"	(6)	(15)
Disposals	55	178
Exchange rate changes	20	34
Impairment losses	0	7
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	2,022	1,860
Leasehold improvements [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	1,007
Property and equipment, end of period	1,219	1,007
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	3,102	2,897
Changes in the group of consolidated companies	0	0
Additions	65	46
Transfers	362	354
Reclassifications (to)/from "held for sale"	(12)	(94)
Disposals	35	146
Exchange rate changes	42	45
Property and equipment, end of period	3,523	3,102
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	2,095	1,989
Changes in the group of consolidated companies	0	0
Depreciation	194	204
Transfers	24	10
Reclassifications (to)/from "held for sale"	(9)	(62)
Disposals	28	125
Exchange rate changes	24	39
Impairment losses	4	39
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	2,304	2,095
Construction-in-progress [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	398
Property and equipment, end of period	215	398
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	398	387
Changes in the group of consolidated companies	0	0
Additions	178	391
Transfers	(377)	(321)
Reclassifications (to)/from "held for sale"	0	(1)
Disposals	0	79
Exchange rate changes	16	21
Property and equipment, end of period	216	398
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1	0
Changes in the group of consolidated companies	0	0
Depreciation	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	0	0
Impairment losses	0	1
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1	1
Total Property and equipment (IAS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,054
Property and equipment, end of period	2,063	2,054
Total Property and equipment (IAS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,297	6,214
Changes in the group of consolidated companies	0	(1)
Additions	337	550
Transfers	94	83
Reclassifications (to)/from "held for sale"	(19)	(241)
Disposals	118	412
Exchange rate changes	84	105
Property and equipment, end of period	6,676	6,297
Total Property and equipment (IAS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	4,244	4,163
Changes in the group of consolidated companies	0	(1)
Depreciation	348	360
Transfers	86	84
Reclassifications (to)/from "held for sale"	(15)	(191)
Disposals	93	303
Exchange rate changes	43	74
Impairment losses	4	59
Reversals of impairment losses	4	0
Accumulated depreciation and impairment, end of period	4,613	4,244
Right-of-use for leased assets (IFRS 16) [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	3,482
Property and equipment, end of period	4,040	3,482
Right-of-use for leased assets (IFRS 16) [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	5,439	4,844
Changes in the group of consolidated companies	0	0
Additions (IFRS 16)	971	254
Transfers	78	367
Reclassifications (to)/from "held for sale"	0	0
Disposals	417	165
Exchange rate changes	117	139
Property and equipment, end of period	6,187	5,439
Right-of-use for leased assets (IFRS 16) [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,957	1,347
Changes in the group of consolidated companies	0	0
Depreciation (IFRS 16)	573	631
Transfers	3	2
Reclassifications (to)/from "held for sale"	0	0
Disposals	393	133
Exchange rate changes	17	29
Impairment losses	6	99
Reversals of impairment losses	17	18
Accumulated depreciation and impairment, end of period	€ 2,147	€ 1,957